Employee Benefits - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (credit)	$ 27,000,000	$ 52,000,000	$ 31,000,000
Projected benefit obligation	15,000,000	25,000,000
Assets	22,000,000	28,000,000
Postretirement benefit plans
Defined Benefit Plan Disclosure [Line Items]
Contribution expense	1,000,000	3,000,000	3,000,000
Projected benefit obligation	$ 37,000,000
Postretirement benefit plans | United States
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan eligibility age	55 years
Defined benefit plan requisite service period (in years)	10 years
Postretirement Health Coverage | United States
Defined Benefit Plan Disclosure [Line Items]
Contribution expense	$ 76,000,000	74,000,000	72,000,000
Defined benefit plan requisite service period (in years)	5 years
Postretirement Health Coverage | Non-US
Defined Benefit Plan Disclosure [Line Items]
Contribution expense	$ 8,000,000	$ 8,000,000	$ 7,000,000